Impairment Charge - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2021 CAD ($)
Statement [line items]
Impairment charge related to intangible assets	$ (146.6)
Impairment charge	30.5
Impairment loss evinrude wind down	$ 52.6
Bottom of range [member]
Statement [line items]
Pre-tax discount rate	12.60%
Growth rate	1.50%
Top of range [member]
Statement [line items]
Pre-tax discount rate	14.60%
Growth rate	2.50%
Alumacraft Boat Co CGU [member]
Statement [line items]
Impairment charge related to intangible assets	$ 30.5
Triton Industries Inc CGU [member]
Statement [line items]
Impairment charge related to intangible assets	33.3
Telwater Pty Ltd CGU [member]
Statement [line items]
Impairment charge related to intangible assets	60.7
Evinrude [member]
Statement [line items]
Impairment charge related to intangible assets	22.1
Impairment charge	$ 30.5